Risk Management Arising From Financial Instruments	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Risk management arising from financial instruments
17	Risk management arising from financial instruments
The carrying value of cash, accounts receivable, accounts payable and accrued liabilities and leases (current portion) approximates their fair value given their short-term nature.
The carrying value of the
non-current
portion of leases approximates their fair value given the difference between the discount rates used to recognize the liabilities in the consolidated balance sheets and the normalized expected market rates of interest is insignificant. The estimated fair values of other non-current
liabilities were as follows:

		(Restated- Note 3)
	2020 $	2019 $

2025 Senior Notes	424,016,044	-
Amended May 2019 loans payable	-	360,596,500
Wesley Chapel Loan payable	1,122,400	1,483,830
Subordinated note – earn-out	-	184,485
ADG Acquisition – earn-out	4,688,553	14,834,067
Derivative financial instruments	-	643,023

	429,826,997	377,741,905

Financial instruments recorded at fair value on the consolidated balance sheets are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities
Inputs are unadjusted quoted prices in active markets for identical assets or liabilities. Pricing inputs are based on quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. For securities, the valuations are based on quoted prices of the securities that are readily and regularly available in an active market, and accordingly, a significant degree of judgment is not required. As at December 31, 2020, the Company did not have any financial assets or liabilities measured at fair value under the Level 1 category.

•	Level 2 – inputs other than quoted prices included in Level 1 that are observable for the asset or liability; either directly (i.e., as prices) or indirectly (i.e., derived from prices)
Pricing inputs are based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. The estimated fair value of the liabilities that are recognized at fair value, and subsequently measured at amortized cost, are determined using Level 2 inputs primarily related to comparable market prices. As at December 31, 2020, the 2025 Senior Notes and derivative financial instruments were measured at fair value under the Level 2 category on recognition. The derivative financial instruments are subsequently remeasured at fair value under the Level 2 category.

•	Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable inputs)
Pricing inputs are generally unobservable for the assets or liabilities and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require management’s judgment or estimation of assumptions that market participants would use in pricing the assets or liabilities. The fair values are therefore determined using model based techniques that include option pricing models, discounted cash flow models, and similar techniques.
The Amended May 2019 Loans, Wesley Chapel Loan, Subordinated Note –
Earn-out,
and ADG Acquisition –
Earn-out
were measured at fair value under the Level 3 category on recognition. The ADG Acquisition –
Earn-out
and Subordinated Note –
Earn-out
were subsequently remeasured at fair value under the Level 3 category. The Amended May 2019 Loans and Subordinated Note –
Earn-out
were settled completely during the three months ended December 31, 2020 as discussed in notes 11 and 12. The liability related to the ADG Acquisition –
Earn-out
was determined based on execution of a settlement agreement in November 2020 as discussed in note 8.
The following table summarizes information regarding the change in carrying value of the Company’s financial instruments carried at fair value.

	(Restated- Note 3)
	Derivative	Subordinated	ADG
	financial	Notes	Acquisition
	instruments	Earn-out	Earn-out
	$	$	$

January 1, 2019	(16,014)	169,642	-
Issuance	-	-	14,748,022
Financial instruments revaluation loss (gain)
Realized	-	-	-
Unrealized	659,037	14,843	86,045

December 31, 2019	643,023	184,485	14,834,067
Payment	(4,805,000)	(200,000)	(4,688,553)
Financial instruments revaluation loss (gain)
Realized	4,161,977	15,515	(2,728,480)
Unrealized	-	-	(2,728,481)

December 31, 2020	-	-	4,688,553

There were no transfers between levels during the twelve months ended December 31, 2020 and the twelve months ended December 31, 2019. A transfer is made between levels during the period that a financial instrument meets the relevant criteria.
Financial instruments are classified into one of the following categories: amortized cost, fair value through profit or loss and fair value through other comprehensive income.
The following table summarizes information regarding the carrying value of the Company’s financial instruments:

	(Restated- Note 3)	(Restated- Note 3)
	2020 $	2019 $

Cash	44,395,988	23,388,916
Accounts receivable	62,258,757	53,325,516

Financial assets measured at amortized cost	106,654,745	76,714,432

Accounts payable and accrued liabilities	34,295,256	26,325,508
Short-term portion of senior loans payable	405,698	3,705,952
Short-term portion of leases	12,610,462	11,066,293
Long-term portion of senior loans payable	389,580,046	336,276,370
Long-term portion of leases	135,262,436	126,399,101

Financial liabilities measured at amortized cost	572,153,898	503,773,224

Subordinated note – earn-out	-	184,485
ADG Acquisition – earn-out	4,688,553	14,834,067
Derivative financial instruments	-	643,023

Measured at fair value through profit or loss	4,688,553	15,661,575

Credit risk
The Company has a diverse mix of payers, including private, managed care, capitated and government payers. Credit risk arises from the potential a counterparty will fail to perform its obligations. The Company is exposed to credit risk from customers. The Company grants credit to its customers in the normal course of business. The consolidated financial statements take into account an allowance for bad debts. The Company is exposed to credit risk from its customers but the concentration of the risk is minimized because of the large customer base and its dispersion across different payers. During the year, the Company may have deposits with financial institutions that exceed Federal Deposit Insurance Corporation limits. As at December 31, 2020, the Company had cash of $44.4 million (2019 – $23.4 million) and accounts receivable of $62.3 million (restated) (2019 – $53.3 million (restated)).
Collectability of the receivables is actively monitored on an ongoing basis and an allowance or a write-off
of allowance for bad debts is established by management. At each reporting period, the Company determines whether an allowance or write-off
is required by estimating the expected credit losses based on a combination of probability-weighted historic and actual bad debts experience with consideration of forward-looking information including changes to economic conditions that would impact its customers (such as unemployment rate and general economic environment for non-individual
payors). During the period affected by the
COVID-19
pandemic, management’s consideration of those changes to economic conditions included the impact of the
COVID-19
pandemic.
Currency risk
Currency risk is the risk to the Company’s earnings that arises from fluctuations in foreign exchange rates and the degree of volatility of those rates. In the normal course of business, the Company may enter into foreign exchange contracts with financial institutions to hedge the value of foreign currency denominated assets. Gains and losses arising from these contracts offset the losses and gains from the underlying hedged transactions. As at December 31, 2020 and December 31, 2019, the Company did not enter into any foreign exchange contracts that would expose the Company to currency risk.
Interest rate risk
Interest rate risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Changes in lending rates can cause fluctuations in interest payments and cash flows. The Company does not use derivative financial instruments to alter the effects of this risk, except as noted in note 11. As at December 31, 2020, the Company’s variable interest rate debt only related to the 2020 Revolving Facility (note 11), which was not drawn during 2020.
The following table shows the Company’s exposure to interest rate risk and the effects on comprehensive income for the twelve months ended December 31, 2020 and 2019 of a 1% increase or decrease in the variable interest rates.

			2020

	Carrying value $	1% decrease in interest rates $	1% increase in interest rates $

Amended May 2019 Loans (n/a as settled in November 2020)	-	-	-

			2019

	Carrying value $	1% decrease in interest rates $	1% increase in interest rates $

Amended May 2019 Loans (originated in May 2019)	338,534,995	1,180,247	(1,979,043)
Syndicated Loans (n/a as settled in May 2019)	-	-	-

	338,534,995	1,180,247	(1,979,043)